SMRF DEPOSITOR, LLC ABS-15G

Exhibit 99.11

Exception Level

Run Date - xx/xx/xxxx

Redacted ID	Loan #1	Loan #2	Loan #3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
437845640	XXXXXXX			Credit	Eligibility	Resolved	Resolved	1SVHVEA4PF1-11IQM4XQ	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	DTI of XX% exceeds the maximum allowed per guidelines. Lender approval shows the total income of $XXX per month for the borrowers, however review only calculated the total income of $XXX. Income breakdown is the following, B1 SSA income of $XXX, B2 SSA income of $XXX, XXXmonthly withdrawl fo $XXX and total combined rental income of $XXX (4 different investment properties).			XX-XX-XXXX: Cleared. Additional income breakdown with the Partnership income reduces DTI to within guidelines.	XX-XX-XXXX: Cleared. Additional income breakdown with the Partnership income reduces DTI to within guidelines.
437845640	XXXXXXX			Credit	Eligibility	Resolved	Resolved	1SVHVEA4PF1-LZI5MP1V	Front Ratio does not meet eligibility requirements	* Housing (Front) Ratio does not meet eligibility requirement(s) (Lvl R)	DTI of XX% exceeds the maximum allowed per guidelines. Lender approval shows the total income of $XXX per month for the borrowers, however review only calculated the total income of $XXX. Income breakdown is the following, B1 SSA income of $XXX, B2 SSA income of $XXX, XXXmonthly withdrawl fo $XXX and total combined rental income of $XXX (4 different investment properties).			XX-XX-XXXX: Cleared. Additional income breakdown with the Partnership income reduces DTI to within guidelines.	XX-XX-XXXX: Cleared. Additional income breakdown with the Partnership income reduces DTI to within guidelines.
437845640	XXXXXXX			Valuation	ValuationWaterfall	Resolved	Resolved	1SVHVEA4PF1-92YOUDXA	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within XX% tolerance			XX-XX-XXXX Desk Review Provided XX% variance	XX-XX-XXXX Desk Review Provided XX% variance
437845640	XXXXXXX			Credit	DTI	Resolved	Resolved	1SVHVEA4PF1-M24ISX10	DTI > XX%	* DTI > XX% (Lvl R)	DTI of XX% exceeds the maximum allowed per guidelines. Lender approval shows the total income of $XXX per month for the borrowers, however review only calculated the total income of $XXX. Income breakdown is the following, B1 SSA income of $XXX, B2 SSA income of $XXX, XXXmonthly withdrawl fo $XXX and total combined rental income of $XXX (4 different investment properties).			XX-XX-XXXX: Cleared. Additional income breakdown with the Partnership income reduces DTI to within guidelines.	XX-XX-XXXX: Cleared. Additional income breakdown with the Partnership income reduces DTI to within guidelines.
437845641	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	5NJI2O5XYBB-CRMIJMUN	Prepayment Rider Missing	* Prepayment Rider Missing (Lvl R)	Missing the prepayment penalty rider to the mortgage (Pg XX8).			XXX/XX/XXXX: Cleared documentation provided to confirm the loan was locked with no prepayment.	XXX/XX/XXXX: Cleared documentation provided to confirm the loan was locked with no prepayment.
437845641	XXXXXXX			Valuation	ValuationWaterfall	Resolved	Resolved	5NJI2O5XYBB-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	XXXX was in the file (Pg 197) does not support value within XX% at XX%. Additional supporting valuation product will be required.		XX/XX/XXXX Pre-Closing desk review supports value.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
437845641	XXXXXXX			Valuation	ValuationWaterfall	Resolved	Resolved	5NJI2O5XYBB-92YOUDXA	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	XXXX was in the file		XX/XX/XXXX Pre-Closing desk review supports value.	XX/XX/XXXX Resolved.	XX/XX/XXXX Resolved.
437845644	XXXXXXX	Credit	Credit	Resolved	Resolved	1DJ5EMLZHNB-BGXHGJCO	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	Missing proof of taxes and insurance for the following properties: XXXXX in order to accurately calculate rental income. used figures from final XXX. Also missing T&I for primary residence : XXXXX.	XX-XX-XXXX: Remains: Received property taxes and insurance for all properties except XXX.
XX-XX-XXXX: Remains: Received property taxes and insurance for all properties except XXXper the XXX dated XX-XX-XXXX page 4. There is no documentation that the borrower does not have ownership is these properties
XX-XX-XXXX: Remains. Received property taxes for XXX.
X/XXX/XXXX: Remains. Need validation of the taxes for the property at XXX
XX/XX/XXXX: Resolved. The state department of revenue web site, clarifies that manufactured homes located on land owned by the manufactured home owner where the home is rented or leased for business purposes are not subject to assessment for ad valorem taxes.	XX-XX-XXXX: Remains: Received property taxes and insurance for all properties except XXX.
XX-XX-XXXX: Remains: Received property taxes and insurance for all properties except XXXper the XXX dated XX-XX-XXXX page 4. There is no documentation that the borrower does not have ownership is these properties
XX-XX-XXXX: Remains. Received property taxes for XXX.
X/XXX/XXXX: Remains. Need validation of the taxes for the property at XXX
XX/XX/XXXX: Resolved. The state department of revenue web site, clarifies that manufactured homes located on land owned by the manufactured home owner where the home is rented or leased for business purposes are not subject to assessment for ad valorem taxes.
437845644	XXXXXXX			Credit	Credit	Resolved	Resolved	1DJ5EMLZHNB-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Per guidelines for bank statements, missing CPA letter indicating borrowers ownership in XXX.		XX/XX/XXXX Rebuttal from XXXXX A CPA letter is not required. Only one of the following types of third-party verification is required: current business licese, refistered Articles of Incorporation (which was provided), letter from licesnsed CPA or tax professional or documentation from regulatory angency. Articles of Incorporation was provided listing 2 members	XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
437845644	XXXXXXX			Credit	Credit	Resolved	Resolved	1DJ5EMLZHNB-W8O59YIL	Final XXX is Missing	* Final XXX is Missing (Lvl R)	Missing Correct final XXX, Final XXX in file has inaccurate information, final XXX shows primary residence as XXXXX, but file has a lease for this property and primary on initial application is XXXXX, also property XXXXX is entered twice with two different T&I.			XX/XX/XXXX: Resolved. Received final signed XXX with updates to REOs and primary residence	XX/XX/XXXX: Resolved. Received final signed XXX with updates to REOs and primary residence
437845645	XXXXXXX			Credit	Insurance	Resolved	Resolved	COXER4GFS4F-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the hazard insurance rating agency certification. Guideline 14.1 Hazard Insurance (pg. 75) requires, "The subject property must be protected (including when vacant) against loss or damage from fire and other perils with a Homeowners/Master Casualty Policy, through a company, which has an acceptable rating to XXXXXXXXXXwill accept hazard insurance policies from a carrier rated: XM. Best Company - “B” or better financial strength rating in Best’s Insurance Reports, XXXXX. - “A” or better rating in XXXXX Hazard Insurance Financial Stability Ratings, XXXXX. - “BBB” or better insurer financial strength rating in XXXXX Direct Insurance Services." A copy of this required documentation must be obtained and uploaded to the file.		The lender provided Best rating XXX	XX-XX-XXXX: Not cleared. The lender provided a copy of the hazard insurance. The exception requires a rating agency certification. XX/XX/XXXX: finding resolved.	XX-XX-XXXX: Not cleared. The lender provided a copy of the hazard insurance. The exception requires a rating agency certification. XX/XX/XXXX: finding resolved.
437845646	XXXXXXX			Compliance	Doc Issue	Resolved	Resolved	GVULIVEERQE-Q2HOX7RO	Not all title holders executed ROR	* Not all title holders executed ROR (Lvl R)	The Right to Cancel Notice was not issued to, signed, and/or dated by the all the borrowers. Only 1 borrower signed the ROR. The ROR form Borrower XXXXX is missing from the file.		RTC signed by borrower.	XX-XX-XXXX Cleared. The ROR signed by borrower resolved the violation.	XX-XX-XXXX Cleared. The ROR signed by borrower resolved the violation.
437845646	XXXXXXX			Compliance	Compliance	Resolved	Resolved	GVULIVEERQE-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(X)(i)) The increase to the Appraisal Fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		LOE, refund check, PCCD and mailing label.	XX-XX-XXXX Cleared. The documentation submitted resolved the violation.	XX-XX-XXXX Cleared. The documentation submitted resolved the violation.
437845646	XXXXXXX			Compliance	Compliance	Resolved	Resolved	GVULIVEERQE-MJ8JCGR2	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Initial Escrow Account Statement dated is missing is signed however missing an date. To cure provided evidence document was signed within 45 days of settlement XX/XX/XXXX.		IEAD signed XX/XX/XXXX	XX-XX-XXXX Cleared. The documentation submitted resolved the violation.	XX-XX-XXXX Cleared. The documentation submitted resolved the violation.
437845646	XXXXXXX			Compliance	Compliance	Resolved	Resolved	GVULIVEERQE-95NA4ABR	TRID - SPL missing	* TRID - SPL missing (Lvl R)	The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the XX% tolerance bucket. The defect can be cured by providing the SPL.		XX/XX/XXXX Received XX-XX-XXXX SPL	XX/XX/XXXX Cleared. Received XX-XX-XXXX SPL.	XX/XX/XXXX Cleared. Received XX-XX-XXXX SPL.
437845646	XXXXXXX			Compliance	Compliance	Active	2: Acceptable with Warnings	GVULIVEERQE-218OBXNA	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2)	This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
437845647	XXXXXXX			Credit	Insurance	Resolved	Resolved	KHJIXYCWZE5-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the hazard insurance rating agency certification. Guideline 14.1 Hazard Insurance (pg. 75) requires, "The subject property must be protected (including when vacant) against loss or damage from fire and other perils with a Homeowners/Master Casualty Policy, through a company, which has an acceptable rating to XXXXXXXXXXwill accept hazard insurance policies from a carrier rated: XM. Best Company - “B” or better financial strength rating in Best’s Insurance Reports, XXXXX. - “A” or better rating in XXXXX Hazard Insurance Financial Stability Ratings, XXXXX. - “BBB” or better insurer financial strength rating in XXXXX Direct Insurance Services." A copy of this required documentation must be obtained and uploaded to the file.		The lender provided Best rating XXX.	XX-XX-XXXX: Finding resolved.	XX-XX-XXXX: Finding resolved.
437845647	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	KHJIXYCWZE5-BAXAUTXE	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The preliminary title report in the file does not include the minimum required lender coverage in the amount of the subject loan, $XXX. A copy of the required documentation must be obtained and uploaded to the file.		The lender provided updated title policy.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
437845649	XXXXXXX			Valuation	Doc Issue	Resolved	Resolved	BHF1I1J5KTO-GJPBPN9X	Appraisal dated after closing	* Appraisal dated after closing (Lvl R)	The NOTE date in file is XX/XX/XXXX p. 505 and the appraisal was completed XX/XX/XXXX, p. XXX9. There is no explanation in file.		XX/XX/XXXX XX/XX/XXXX rebuttal reason for the appraisal (XX/XX/XXXX) being dated after the Note date of XX/XX/XXXX was the docs were sent on XX/XX/XXXX but were re-drawn and dated XX/XX/XXXX, Both CDs have been provided. CD XX/XX/XXXX is reflecting that a second appraisal was done at a charge of $XXX, page 2, section B: Services Borrower Did Not Shop For: line 1. Please provide 2nd appraisal and corrected (redrawn) docs.	XX/XX/XXXX Finding remainds XX-XX-XXXX: Remains. Received Note, Deed, CD, XXX, and various disclosures dated for XX/XX/XXXX but unsigned XX-XX-XXXX: Resolved. all documents signed for closing XX/XX/XXXX	XX/XX/XXXX Finding remainds XX-XX-XXXX: Remains. Received Note, Deed, CD, XXX, and various disclosures dated for XX/XX/XXXX but unsigned XX-XX-XXXX: Resolved. all documents signed for closing XX/XX/XXXX
437845649	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	BHF1I1J5KTO-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	There is no final, signed XXX in file.			XX/XX/XXXX: Resolved. Received the signed final XXX	XX/XX/XXXX: Resolved. Received the signed final XXX
437845649	XXXXXXX			Compliance	Compliance	Resolved	Resolved	BHF1I1J5KTO-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(X)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Discount Points. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		$XXX Received COC	$XXX Cleared. Received COC stating rate was locked XX/XX/XXXX. Condition cleared.	$XXX Cleared. Received COC stating rate was locked XX/XX/XXXX. Condition cleared.
437845649	XXXXXXX			Compliance	Disclosures	Active	2: Acceptable with Warnings	BHF1I1J5KTO-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The Title Closing Fee, Title Endorsements, Title Lender's Title Insurance was included in Section B of the PCCD issued on $XXX . However, the fee should have been entered under Section C.		XX/XX/XXXX Received the COC change date XX/XX/XXXX, COC change date XX/XX/XXXX, revised CD XX/XX/XXXX and revised CD XX/XX/XXXX.	0X/29/2022 Remains. Received the COC change date XX/XX/XXXX, COC change date XX/XX/XXXX, revised CD XX/XX/XXXX and revised CD XX/XX/XXXX. The CD dated XX/XX/XXXX was added to the testing, and the CD dated XX/XX/XXXX was provided previously in the original documents. The finding remains. The Title Closing Fee, Title Endorsements, Title Lender's Title Insurance was included in Section B of the PCCD issued on $XXX . However, the fee should have been entered under Section C.	0X/29/2022 Remains. Received the COC change date XX/XX/XXXX, COC change date XX/XX/XXXX, revised CD XX/XX/XXXX and revised CD XX/XX/XXXX. The CD dated XX/XX/XXXX was added to the testing, and the CD dated XX/XX/XXXX was provided previously in the original documents. The finding remains. The Title Closing Fee, Title Endorsements, Title Lender's Title Insurance was included in Section B of the PCCD issued on $XXX . However, the fee should have been entered under Section C.
437845649	XXXXXXX			Compliance	Compliance	Active	2: Acceptable with Warnings	BHF1I1J5KTO-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl 2)	This loan failed the revised Closing Disclosure delivery date test (no waiting period required): XXX CFR §1026.19(f)(2)(i). The Closing Disclosure was not received by the borrower prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated XX/XX/XXXX; consummation took place on XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was received prior to or at consummation.
437845650	XXXXXXX	Compliance	Compliance	Resolved	Resolved	0PVWSAQPNRU-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(X)(i)) The increase to the Appraisal Review Fee and Underwriting Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within X business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). "	Rebuttal and spreadsheet.	XX-XX-XXXX Remains. The information provided is not sufficient to cure the increase to the underwriting fee. Regardless of who takes the application, the accepting lender must accept terms. Per regulation, miscalculations, underestimations, and system issues are not valid reasons. The loan failed Charges that Cannot Increase because the addition of the Underwriting fee was not accepted. A cost to cure in the amount of $XXX. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX-XX-XXXX Remains. The information provided is not sufficient to cure the addition of the underwriting fee. Regardless of who takes the application, the accepting lender must accept terms. Per regulation, miscalculations, underestimations, and system issues are not valid reasons. The loan failed Charges that Cannot Increase because on LE XX-XX-XXXX an underwriting fee in the amount of $XXX was added and a valid reason for the addition was not provided. This fee increased to $XXX on LE XX-XX-XXXX without a valid reason. A cost to cure in the amount of $XXX is required. If the original application was withdrawn/denied, the withdrawal/denial letter may cure the violation. Otherwise, a refund is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX-XX-XXXX Cleared. ITP signed XX/XX/XXXX - initial LE terms expired. Updated testing accordingly.	XX-XX-XXXX Remains. The information provided is not sufficient to cure the increase to the underwriting fee. Regardless of who takes the application, the accepting lender must accept terms. Per regulation, miscalculations, underestimations, and system issues are not valid reasons. The loan failed Charges that Cannot Increase because the addition of the Underwriting fee was not accepted. A cost to cure in the amount of $XXX. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX-XX-XXXX Remains. The information provided is not sufficient to cure the addition of the underwriting fee. Regardless of who takes the application, the accepting lender must accept terms. Per regulation, miscalculations, underestimations, and system issues are not valid reasons. The loan failed Charges that Cannot Increase because on LE XX-XX-XXXX an underwriting fee in the amount of $XXX was added and a valid reason for the addition was not provided. This fee increased to $XXX on LE XX-XX-XXXX without a valid reason. A cost to cure in the amount of $XXX is required. If the original application was withdrawn/denied, the withdrawal/denial letter may cure the violation. Otherwise, a refund is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX-XX-XXXX Cleared. ITP signed XX/XX/XXXX - initial LE terms expired. Updated testing accordingly.
437845650	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	0PVWSAQPNRU-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	Final XXX missing from file.			XX/XX/XXXX: Resolved. Received final XXX signed by the borrower	XX/XX/XXXX: Resolved. Received final XXX signed by the borrower
437845650	XXXXXXX			Compliance	Disclosures	Resolved	Resolved	0PVWSAQPNRU-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Initial Escrow Account Disclosure dated XX/XX/XXXX does not reflect the correct Estimated Escrow under the Projected Payments when compared to Closing disclosure dated XX/XX/XXXX.		XX/XX/XXXX: Received corrected IEADS	XX/XX/XXXX: Cleared. Received corrected IEADS.	XX/XX/XXXX: Cleared. Received corrected IEADS.
437845651	XXXXXXX			Credit	Credit	Resolved	Resolved	2RX44DXP5XX-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The appraisal reflects the subject is tenant occupied. The file is missing the lease agreements.		The lender provided lease agreement.	XX-XX-XXXX: Finding resolved.	XX-XX-XXXX: Finding resolved.
437845651	XXXXXXX			Credit	Insurance	Resolved	Resolved	2RX44DXP5XX-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file.	65% LTV is below the maximum allowed of 70% by 5%.	The lender provided Demotch rating X	XX-XX-XXXX: Finding resolved.	XX-XX-XXXX: Finding resolved.
437845651	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	2RX44DXP5XX-9MGT4PVG	Missing legal documents for senior or subordinate	* Missing legal documents for senior or subordinate lien (Lvl R)	The title commitment, items 4 (b) and (c) reflect 2 outstanding mortgages and a lien and the file includes no evidence these were canceled and/or paid, prior to or at closing.		The lender provided updated title confirming the liens were deleted in its entirety.	XX-XX-XXXX: Resolved.	XX-XX-XXXX: Resolved.
437845657	XXXXXXX	Credit	Insurance	Resolved	Resolved	JGMFSSLQSGD-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline 14.1: Hazard Insurance (pg. 75) indicates, "XXXXXwill accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - XM. Best Company; “A” or better rating in XXXXX Hazard Insurance Financial Stability Ratings - XXXXX.; “BBB” - XXXXX. The file does not include a copy of the hazard insurance rating certification.	The lender responded:
 THIS IS A DOCUMENTATION EXCEPTION VERSUS A GUIDELINE EXCEPTION. BORROWER MEETS GUIDELINES AND HAS 17 MOS RESERVES WHEN NONE ARE REQUIRED PER PROGRAM. WE WERE UNABLE TO GET AN INSURANCE CARRIER RATING FOR THE INSURANCE COMPANY.
														XX-XX-XXXX: finding resolved	XX-XX-XXXX: finding resolved
437845658	XXXXXXX			Credit	Legal Docs	Resolved	Resolved	5B0ZOOP2JY2-M7LFC5UB	Guaranty	* Guaranty is Missing (Lvl R)	A Personal Guaranty must be executed by all borrowers when the loan is closed in the name of an entity. Loan file is missing a Personal Guaranty for both borrowers.		XX/XX/XXXX The Note is executed individually and as a member of XXX. By signing the Note individualy, that is the personal guaranty.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
437845660	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	AKVCKSKR2RG-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The file does not include a copy of the final signed loan application.		The lender provided application.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
437845660	XXXXXXX			Credit	Insurance	Resolved	Resolved	AKVCKSKR2RG-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline 14.1: Hazard Insurance (pg. 75) indicates, "XXXXXwill accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - XM. Best Company; “A” or better rating in XXXXX Hazard Insurance Financial Stability Ratings - XXXXX.; “BBB” - XXXXX. The file does not include a copy of the hazard insurance rating certification.	DSCR ratio of 1.48 exceeds the minimum requirement of XXX by 48 points. Recent (within 6 months) closed mortgage (08/2021) payment history 0xXXX for 76 months.	The lender provided required rating.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
437845668	XXXXXXX			Compliance	Compliance	Resolved	Resolved	B4QEBFS4KP1-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(X)(i)) The addition of the Appraisal Field Review Fee on disclosure XX/XX/XXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within X business days of the change. A cost to cure in the amount of XX/XX/XXXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).		LOE, refund check, PCCD and mailing label.	XX/XX/XXXX Cleared. The documentation submitted resolved the zero tolerance fail.	XX/XX/XXXX Cleared. The documentation submitted resolved the zero tolerance fail.
437845668	XXXXXXX	Compliance	Compliance	Resolved	Resolved	B4QEBFS4KP1-D7WQ15YB	TRID Total of Payments (TOP)	* TRID Total of Payments (TOP) (Lvl R)	This loan failed the TRID total of payments test. ( XXX CFR §1026.X8(o)(1) )
The total of payments is $XXX. The disclosed total of payments of $XXX is not considered accurate because it is
											understated by more than $XXX. A cost to cure in the amount of XX/XX/XXXX is required. The Total of Payments Calculations includes the following: Principal $XXX, Interest $XXX, and Loan Costs $XXX. The defect can be cured by reimbursing the consumer or providing information as to the reason the violation is not valid. If curing with a reimbursement, the following documents are required: LOE to consumer, copy of the refund, and proof of delivery.			XX/XX/XXXX Remains. No documentation submitted to resolve the finding. XX/XX/XXXX Cleared. The documentation received on XX/XX/XXXX for tolerance finding resolved the TOP fail.	XX/XX/XXXX Remains. No documentation submitted to resolve the finding. XX/XX/XXXX Cleared. The documentation received on XX/XX/XXXX for tolerance finding resolved the TOP fail.
437845673	XXXXXXX			Credit	Insurance	Resolved	Resolved	LIVNGXY4ZQ4-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file.	70% LTV is less than the maximum allowed of XX% by XX%. 769 qualifying credit score exceeds the minimum required XXX score by 49 points. 0xXXX mortgage payment history for 99 months. The subject is owned for X.75 years.	The lender provided Best rating X.	XX/XX/XXXX: Finding resolved. Best X rating received.	XX/XX/XXXX: Finding resolved. Best X rating received.
437845673	XXXXXXX			Credit	Credit	Resolved	Resolved	LIVNGXY4ZQ4-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	A copy of the lease documentation for Apartment A of the subject XXX property is not found in the file.		The lender provided lease for unit X.	XX/XX/XXXX: Finding resolved	XX/XX/XXXX: Finding resolved
437845675	XXXXXXX	Compliance	Compliance	Resolved	Resolved	NCPTB4DAAYI-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(X)(i)) The increase to the Transfer taxes and Underwriting Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within X business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX Received LOE, PCCD, copy of refund check in the amount of $XXX, and email showing tracking number XXX from XXX.	$XXX Remains. Received COC addressing rate lock and points. This is not a valid COC for transfer tax or underwriter fee increases.
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(X)(i)) The increase to the Transfer taxes and Underwriting Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within X business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX: Remains. Received PDF screen shot of XX/XX/XXXX LE (top of page 1) with a statement that says "LE in file was not provided to the borrower(s). This is a broker prelim LE sent to NDM for fee estimate purposes. Please disregard." in response to the fee increase for Underwriter and Transfer Tax. LE dated XX/XX/XXXX was e-signed by the borrower (XXX signed XX/XX/XXXX). Finding remains.

XX-XX-XXXX Remains. The information provided is not sufficient to cure the violation. The LE dated XX/XX/XXXX cannot be disregarded because it was provided to the consumer. The consumer electronically signed the disclosure XX/XX/XXXX. The loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(X)(i)) The increase to the following fees on 1/10/22 was not accepted because a valid reason was not provided: Transfer taxes and Underwriting Fee. The defect can be cured by reimbursing the consumer or by providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX-XX-XXXX Cleared. Received LOE, PCCD, copy of refund check in the amount of $XXX, and email showing tracking number XXX from UPS. This is sufficient to clear the finding.
$XXX Remains. Received COC addressing rate lock and points. This is not a valid COC for transfer tax or underwriter fee increases.
This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(X)(i)) The increase to the Transfer taxes and Underwriting Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within X business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX: Remains. Received PDF screen shot of XX/XX/XXXX LE (top of page 1) with a statement that says "LE in file was not provided to the borrower(s). This is a broker prelim LE sent to NDM for fee estimate purposes. Please disregard." in response to the fee increase for Underwriter and Transfer Tax. LE dated XX/XX/XXXX was e-signed by the borrower (XXX signed XX/XX/XXXX). Finding remains.

XX-XX-XXXX Remains. The information provided is not sufficient to cure the violation. The LE dated XX/XX/XXXX cannot be disregarded because it was provided to the consumer. The consumer electronically signed the disclosure XX/XX/XXXX. The loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(X)(i)) The increase to the following fees on 1/10/22 was not accepted because a valid reason was not provided: Transfer taxes and Underwriting Fee. The defect can be cured by reimbursing the consumer or by providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX-XX-XXXX Cleared. Received LOE, PCCD, copy of refund check in the amount of $XXX, and email showing tracking number XXX from UPS. This is sufficient to clear the finding.

437845675	XXXXXXX	Compliance	Disclosures	Resolved	Resolved	NCPTB4DAAYI-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	There is no clear evidence of an initial application date in the file. The earliest XXX in the file was prepared XX/XX/XXXX; however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore, can't determine if the following were disclosed within X business days from the application date: Initial LE, Service Provider List, Home Loan Toolkit, Homeownership Counseling Disclosure.	$XXX Recieved Tracking Disclosure	$XXX: Remains. The Tracking disclosure received shows the application date as XX/XX/XXXX however, the first LE received initially in the main image file is dated XXXX. Unable to determine true initial application date.

XX-XX-XXXX Cleared. The tracking disclosure provided is sufficient to cure the violation.	$XXX: Remains. The Tracking disclosure received shows the application date as XX/XX/XXXX however, the first LE received initially in the main image file is dated XXXX. Unable to determine true initial application date.

XX-XX-XXXX Cleared. The tracking disclosure provided is sufficient to cure the violation.
437845675	XXXXXXX	Credit	Doc Issue	Resolved	Resolved	NCPTB4DAAYI-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	Missing XXX months housing history.	$XXX: Remains. Received payment history and lease for the borrower. the address on the XXX and lease are not the same. The lease is for XXX from XX-XX-XXXX to XX-XX-XXXX. the XXX address is XXX
X/XXX/2022: Resolved. Received VOR and update XXX	$XXX: Remains. Received payment history and lease for the borrower. the address on the XXX and lease are not the same. The lease is for XXX from XX-XX-XXXX to XX-XX-XXXX. the XXX address is XXX
X/XXX/2022: Resolved. Received VOR and update XXX
437845676	XXXXXXX	Compliance	Compliance	Resolved	Resolved	RYRKBIZYLI5-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(X)(i)) The increase to the Appraisal Field Review fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	Initial CD dated XX/XX/XXXX and previously received coc dated XX/XX/XXXX.	0X/XXX/2022 Remains. Received COC with change date of XX/XX/XXXX and XX-XX-XXXX. The COC XX/XX/XXXX has a due date for revised cd of XX-XX-XXXX this not within X days of the change for the appraisal increase which disclosed XX-XX-XXXX. It also does not state a valid reason for the increase to the appraisal field review fee. The COC XX-XX-XXXX was disclosed within X days of change, but there is nothing in regards to the reason for increase to the appraisal field review fee. Finding remains. This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(X)(i)) The increase to the Appraisal Field Review fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Remains. Received COC with change date of XX/XX/XXXX and XX-XX-XXXX. The COC XX/XX/XXXX has a due date for revised cd of XX-XX-XXXX this not within X days of the change for the appraisal increase which disclosed XX-XX-XXXX. It also does not state a valid reason for the increase to the appraisal field review fee. The COC XX-XX-XXXX was disclosed within X days of change, but there is nothing in regards to the reason for increase to the appraisal field review fee. Finding remains. This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(X)(i)) The increase to the Appraisal Field Review fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX-XX-XXXX Cleared. The documentation submitted resolved the tolerance violation.	0X/XXX/2022 Remains. Received COC with change date of XX/XX/XXXX and XX-XX-XXXX. The COC XX/XX/XXXX has a due date for revised cd of XX-XX-XXXX this not within X days of the change for the appraisal increase which disclosed XX-XX-XXXX. It also does not state a valid reason for the increase to the appraisal field review fee. The COC XX-XX-XXXX was disclosed within X days of change, but there is nothing in regards to the reason for increase to the appraisal field review fee. Finding remains. This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(X)(i)) The increase to the Appraisal Field Review fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Remains. Received COC with change date of XX/XX/XXXX and XX-XX-XXXX. The COC XX/XX/XXXX has a due date for revised cd of XX-XX-XXXX this not within X days of the change for the appraisal increase which disclosed XX-XX-XXXX. It also does not state a valid reason for the increase to the appraisal field review fee. The COC XX-XX-XXXX was disclosed within X days of change, but there is nothing in regards to the reason for increase to the appraisal field review fee. Finding remains. This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(X)(i)) The increase to the Appraisal Field Review fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX-XX-XXXX Cleared. The documentation submitted resolved the tolerance violation.
437845681	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	FKGRMJOEALO-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The final settlement statement is not found in the file documents.		The lender provided final SS.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
437845681	XXXXXXX			Credit	Insurance	Resolved	Resolved	FKGRMJOEALO-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file.		The lender provided Best rating.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
437845691	XXXXXXX			Credit	Insurance	Resolved	Resolved	0KDWXHGZJRQ-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline XXX.1: Hazard Insurance (pg. 65) indicates, "XXXXXMortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - XM. Best Company; “A” or better rating in XXXXX Hazard Insurance Financial Stability Ratings - XXXXX.; “BBB” - XXXXX. The file does not include a copy of the hazard insurance rating certification.	0xXXX mortgage history for 59 months.	The lender provided required rating.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
437845693	XXXXXXX	Credit	Doc Issue	Resolved	Resolved	Q05QXX1YFZQ-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	A copy of the final settlement statement which includes the subject loan amount and the seller side of the subject transaction is not found in the file documents.	74.X1% LTV is below the maximum XX% by 5.69%.
718 representative credit score exceeds the minimum required credit score of 680 by X8 points.
$786,657.8X reserves exceed the minimum required of $0.00; exceeds the minimum by XXX5.62 months over the required minimum.
												DSCR ratio of 1.55 exceeds the minimum requirement of 0.00 by 155 points.	The lender provided HUD.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
437845693	XXXXXXX	Credit	Insurance	Resolved	Resolved	Q05QXX1YFZQ-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file.	74.X1% LTV is below the maximum XX% by 5.69%.
718 representative credit score exceeds the minimum required credit score of 680 by X8 points.
$786,657.8X reserves exceed the minimum required of $0.00; exceeds the minimum by XXX5.62 months over the required minimum.
												DSCR ratio of 1.55 exceeds the minimum requirement of 0.00 by 155 points.	The lender provided Best rating.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
437845694	XXXXXXX	Credit	Doc Issue	Resolved	Resolved	TLFYPVVCFYJ-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The final settlement statement is not found in the file documents.	XX% LTV is below the maximum XX% LTV by XX%.
771 representative credit score exceeds the minimum required credit score of XXX by 51 points.
$241,750.10 reserves exceeds the minimum required of $0.00; exceeds the minimum by 141.44 months over the required minimum.
DSCR ratio of XXX2 exceeds the minimum requirement of 0.0 by 102 points.
												0xXXX mortgage history for 99 months.	The lender provided final SS.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
437845694	XXXXXXX	Credit	Insurance	Resolved	Resolved	TLFYPVVCFYJ-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file.	XX% LTV is below the maximum XX% LTV by XX%.
771 representative credit score exceeds the minimum required credit score of XXX by 51 points.
$241,750.10 reserves exceeds the minimum required of $0.00; exceeds the minimum by 141.44 months over the required minimum.
DSCR ratio of XXX2 exceeds the minimum requirement of 0.0 by 102 points.
												0xXXX mortgage history for 99 months.	The lender provided Best rating.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
437845696	XXXXXXX			Credit	Credit	Resolved	Resolved	4R0RHVZDPJQ-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	Page 160 - Gift $XXX from grandparents donor account XXX. Page 1X9 List of assets shows the gift was wired $XXX. There is no wire confirmation or any other document in the file to validate this transaction.			XX/XX/XXXX: Resolved. Received the wire confirmation for $XXX on $XXX	XX/XX/XXXX: Resolved. Received the wire confirmation for $XXX on $XXX
437845696	XXXXXXX			Credit	Credit	Resolved	Resolved	4R0RHVZDPJQ-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	CD - page 101 shows the deposit is $XXX. The EMD that was paid and cleared is $XXX.			XX/XX/XXXX: Resolved. Received wires for both $XXX and $XXX that is combined on the CD	XX/XX/XXXX: Resolved. Received wires for both $XXX and $XXX that is combined on the CD
437845706	XXXXXXX	Credit	Insurance	Resolved	Resolved	NZCAKFFXZPW-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file.	XX% LTV is below the maximum XX% LTV by 5%.
784 representative credit score exceeds the minimum required credit score of 680 by 104 points.
$788,804.59 reserves exceed the minimum required of $0.00; exceeds the minimum by 98.48 months over the required minimum.
													The lender provided Best rating.	XX/XX/XXXX: Finding resolved	XX/XX/XXXX: Finding resolved
437845706	XXXXXXX	Credit	Doc Issue	Resolved	Resolved	NZCAKFFXZPW-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	A copy of the final, signed settlement statement is not found in the file documents.	XX% LTV is below the maximum XX% LTV by 5%.
784 representative credit score exceeds the minimum required credit score of 680 by 104 points.
$788,804.59 reserves exceed the minimum required of $0.00; exceeds the minimum by 98.48 months over the required minimum.
													The lender provided final SS.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
437845707	XXXXXXX			Credit	Insurance	Resolved	Resolved	XGN45TKXKRC-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file.		The lender provided Best rating.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
437845707	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	XGN45TKXKRC-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The final settlement statement is not found in the file documents.		The lender provided a stamped settlement statement.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
437845708	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	OSHJAFN04PP-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	XXX months of rental payment history was not provided. The XXX states the borrower paid $XXX per month for over X years			XX/XX/XXXX: Remains. Received rental verification for Borrower but for unit XXX. Monthly rent is $XXX with X late payment and X NSF payments. lease time from XX-XX-XXXX to XX-XX-XXXX	XX/XX/XXXX: Remains. Received rental verification for Borrower but for unit XXX. Monthly rent is $XXX with X late payment and X NSF payments. lease time from XX-XX-XXXX to XX-XX-XXXX
437845710	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	MLP5LTOLOXP-S0H46YO7	Missing required XXX family rider	* Missing required XXX family rider (Lvl R)	The file is missing the XXX Family Rider		The lender provided signed XXX rider to mortgage.	XX/XX/XXXX: Finding resolved. XXX rider provided.	XX/XX/XXXX: Finding resolved. XXX rider provided.
437845710	XXXXXXX			Valuation	Doc Issue	Resolved	Resolved	MLP5LTOLOXP-OR5FH5OU	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	The subject loan is a XXX residence. The file is missing the 216 Operating Income Statement, to properly document the market rent.	711 credit score exceeds the minimum required 680 score by X1 points.	XX/XX/XXXX Actual leases in file, Operating Income Statement not required	XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
437845710	XXXXXXX			Credit	Insurance	Resolved	Resolved	MLP5LTOLOXP-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file.	711 credit score exceeds the minimum required 680 score by X1 points.	The lender provided Best "X" rating.	XX/XX/XXXX: Finding remains: The lender provided an email regarding appraisal. No document provided for hazard finding. XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding remains: The lender provided an email regarding appraisal. No document provided for hazard finding. XX/XX/XXXX: Finding resolved.
437845718	XXXXXXX			Credit	Credit	Resolved	Resolved	Z2JXVEYNWSO-BGXHGJCO	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	HOI for the departing residence is not in file.			XX/XX/XXXX: Resolved. Received HOI for the departing residence	XX/XX/XXXX: Resolved. Received HOI for the departing residence
437845718	XXXXXXX			Credit	Credit	Resolved	Resolved	Z2JXVEYNWSO-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The amendment to the purchase contract on page XXX and the CD show a seller credit in the amount of $XXX. The appraisal shows there is no seller credit.		XX/XX/XXXX The amendent to the Purchase Agreement is dated after the appraisal	XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
437845719	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	BX1O2VTUZRT-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The final settlement statement is not found in the file documents.		The lender provided a stamped certified copy of the final settlement statement.	XX/XX/XXXX: Finding remains. HUD provided is not stamped or signed. XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding remains. HUD provided is not stamped or signed. XX/XX/XXXX: Finding resolved.
437845719	XXXXXXX	Credit	Insurance	Resolved	Resolved	BX1O2VTUZRT-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file.	$157,840.49 reserves exceed the minimum required of $0.00; exceeds the minimum by 18.04 months over the required minimum.
1.X4 DSCR is greater than the minimum required XXX0 by X4 points.
												0xXXX mortgage history for 48 months.	The lender provided Best X rating.	XX/XX/XXXX: Finding resolved. Best rating provided.	XX/XX/XXXX: Finding resolved. Best rating provided.
437845723	XXXXXXX			Compliance	Compliance	Resolved	Resolved	HCPXTSTILLZ-OHRJB5B0	ComplianceEase TILA Test Failed	* ComplianceEase TILA Test Failed (Lvl R)	This loan failed the TILA finance charge test.( XXX CFR §1026.X8(o)(2). The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan is understated by $XXX. The following fees were included in the calculation: Mortgage Broker Fee paid by Borrower: $XXX, Prepaid Interest paid by Borrower: $XXX, Title- Courier/Overnight Fee paid by Borrower: $XXX, Title- Messenger Fee paid by Borrower: $XXX, Title- Recording Service Fee paid by Borrower: $XXX, Title- Settlement Fee paid by Borrower: $XXX, Title- Sub-Escrow paid by Borrower: $XXX, Title- Wire Fee paid by Borrower: $XXX.00, Underwriting Fee paid by Borrower: $XXX. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.			XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
437845723	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	HCPXTSTILLZ-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The fully excecuted final XXX is not in file.			XX/XX/XXXX: Resolved. Received final signed XXX	XX/XX/XXXX: Resolved. Received final signed XXX
437845723	XXXXXXX			Compliance	Compliance	Resolved	Resolved	HCPXTSTILLZ-ED8B0OJY	ComplianceEase TRID Tolerance Test Failed #X	* ComplianceEase TRID Tolerance Test Failed #X (Lvl R)	This loan failed the TILA rescission finance charge test.( XXX CFR §1026.2X(g)(1) , transferred from XXX CFR §226.2X(g)(1). The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $XXX, whichever is greater. The loan is understated understated by $XXX. The following fees were included in the calculation: Mortgage Broker Fee paid by Borrower: $XXX, Prepaid Interest paid by Borrower: $XXX, Title- Courier/Overnight Fee paid by Borrower: $XXX, Title- Messenger Fee paid by Borrower: $XXX, Title- Recording Service Fee paid by Borrower: $XXX, Title- Settlement Fee paid by Borrower: $XXX, Title- Sub-Escrow paid by Borrower: $XXX, Title- Wire Fee paid by Borrower: $XXX, Underwriting Fee paid by Borrower: $XXX. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.			XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
437845727	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	DCIXEGOFP0F-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The final settlement statement is not found in the file documents.		The lender provided final settlement statement.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
437845727	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	DCIXEGOFP0F-XSZ7Z8XG	Required rider to note is missing	* Required rider to note is missing (Lvl R)	The prepayment addendum to the note is not found in the file documents.		The lender provided required riders to note.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
437845727	XXXXXXX			Credit	Insurance	Resolved	Resolved	DCIXEGOFP0F-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file.	69.25% LTV is below the maximum XX% LTV by 10.48%. DSCR ratio of XXX exceeds the minimum requirement of 0.0 by 100 points. 0xXXX mortgage history for 47 months.	The lender sent Best rating of X	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
437845728	XXXXXXX			Credit	Insurance	Resolved	Resolved	P2M0YXII4IC-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file.		Rating provided	XX/XX/XXXX: Resolved	XX/XX/XXXX: Resolved
437845728	XXXXXXX			Credit	Credit	Active	2: Acceptable with Warnings	P2M0YXII4IC-0BLBZVJN	Credit	* Missing Documentation (Lvl 2)	The appraiser noted the subject property was currently tenant occupied. The file is missing the lease agreement.	0xXXX mortgage history for XXX months. 71.776 months Reserves exceeds the minimum 0 months required by 71.776 months. XX% LTV is below the maximum XX% LTV by 5%.	The lender provided UW exception form.	XX/XX/XXXX: Finding remains; Final Grade EV XXX	XX/XX/XXXX: Finding remains; Final Grade EV XXX
437845729	XXXXXXX			Credit	Insurance	Resolved	Resolved	Z2ZEXXVPQU2-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file.	$41,661.70 reserves exceed the minimum required of $0.00; exceeds the minimum by 25.24 months over the required minimum. 0xXXX mortgage history for 27 months.	The lender provided Gest Rating X	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
437845729	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	Z2ZEXXVPQU2-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The final settlement statement is not found in the file documents.	$41,661.70 reserves exceed the minimum required of $0.00; exceeds the minimum by 25.24 months over the required minimum. 0xXXX mortgage history for 27 months.	The lender provided a final stamped settlement statement.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
437845732	XXXXXXX	Credit	Insurance	Resolved	Resolved	UFFEWRCQJGE-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file.	70% LTV is 15% less than the maximum allowed LTV of XX%.
$XXXX,X72.01 reserves exceed the minimum required of $0.00; exceeds the minimum by 90.X9 months over the required minimum.
												0xXXX mortgage history for 44 months.	The lender provided Best rating X	XX/XX/XXXX: Finding resolved. Best rating provided.	XX/XX/XXXX: Finding resolved. Best rating provided.
437845732	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	UFFEWRCQJGE-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The final signed and/or stamped settlement statement is not found in the file documents.		The lender provided a stamped certified copy of the HUD signed by the borrower.	XX/XX/XXXX: Finding remains. HUD provided is not stamped or signed. XX/XX/XXXX: Finding remains. HUD provided is not stamped or signed. XX/XX/XXXX: Finding resolved	XX/XX/XXXX: Finding remains. HUD provided is not stamped or signed. XX/XX/XXXX: Finding remains. HUD provided is not stamped or signed. XX/XX/XXXX: Finding resolved
437845734	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	ZI1XBSQDWIY-BAXAUTXE	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title commitment on page 706 shows the loan amount is $XXX			XX/XX/XXXX: resolved. Received title insurance for $XXX	XX/XX/XXXX: resolved. Received title insurance for $XXX
437845735	XXXXXXX			Credit	Insurance	Resolved	Resolved	AOXE1M5XTFO-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file		Rating provided	XX/XX/XXXX: Resolved	XX/XX/XXXX: Resolved
437845736	XXXXXXX			Credit	Credit	Resolved	Resolved	O1VVINYRXL4-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	CD - Page 459 shows there is a $XXX gift. Page 74 shows this amount was wired to title on XX/XX/XXXX. The gift letter is not in file.			XX/XX/XXXX: Resolved. Received $XXX signed gift letter	XX/XX/XXXX: Resolved. Received $XXX signed gift letter
437845736	XXXXXXX			Credit	Credit	Resolved	Resolved	O1VVINYRXL4-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	Purchase Agreement - Page X18 COE to be on or before XX/XX/XXXX. COE may be extended by 10 days. The loan closed on XX/XX/XXXX			XX/XX/XXXX: Resolved. Received purchase contract addendum for closing date on or before XX/XX/XXXX	XX/XX/XXXX: Resolved. Received purchase contract addendum for closing date on or before XX/XX/XXXX
437845738	XXXXXXX			Compliance	Compliance	Resolved	Resolved	ROZW04TWYNV-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(X)(i)) The increase to the following fees on XX-XX-XXXX was not accepted because a valid change of circumstance was not provided: Points. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
437845742	XXXXXXX			Credit	Credit	Resolved	Resolved	OFHV2LYNJ0O-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The purchase agreement is not in the file.		XX/XX/XXXX Received escrow instructions which were used in lieu of purchase contract, subject is a FSBO.	XX/XX/XXXX: Remains. Received escrow instructions in lieu of purchase agreement XX/XX/XXXX Resolved	XX/XX/XXXX: Remains. Received escrow instructions in lieu of purchase agreement XX/XX/XXXX Resolved
437845749	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	YQY1NOY1XIL-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	Missing evidence of title in the file.			XX/XX/XXXX: Resolved. Received Preliminary Title.	XX/XX/XXXX: Resolved. Received Preliminary Title.
437845749	XXXXXXX			Compliance	Compliance	Resolved	Resolved	YQY1NOY1XIL-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(X)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points - Loan Discount Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		On XX/XX/XXXX the discount points increased by $XXX, a Rate Lock and Waive of impounds was requested on XX/XX/XXXX. This is a Valid COC and was disclosed on the Initial CD 0XX/XX/XXXX which is within X business days of XX/XX/XXXX. No cure Due.	XX/XX/XXXX Cleared. The documentation submitted resolved the violation.	XX/XX/XXXX Cleared. The documentation submitted resolved the violation.
437845749	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	YQY1NOY1XIL-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	A fully completed and signed VOR from a professional property company or the most recent XXX months’ consecutive canceled checks (front and back) along with a copy of the lease from a private landlord are required.			XX/XX/XXXX: Resolved. Received VOR, lease, and XXX months bank statements. Per bank statements, borrower paid X months via XXXX and X months via check. Cancelled checks were not provided; however, per the guidelines (pg 50) A VOR from a private landlord may be utilized in lieu of cancelled checks and/or a lease. VOR states tenant has rented since X/XX/XXXX, is not past due and has never been late.	XX/XX/XXXX: Resolved. Received VOR, lease, and XXX months bank statements. Per bank statements, borrower paid X months via Zelle and X months via check. Cancelled checks were not provided; however, per the guidelines (pg 50) A VOR from a private landlord may be utilized in lieu of cancelled checks and/or a lease. VOR states tenant has rented since X/XX/XXXX, is not past due and has never been late.
437845750	XXXXXXX	Credit	Doc Issue	Resolved	Resolved	X5ZCJCCHWCC-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The final settlement statement is not found in the file documents.	XX% lTV is below the maximum XX% LTV by 5%.
772 representative credit score exceeds the minimum required credit score of 680 by 92 points.
$447X5.2X reserves exceed the minimum required of $0.00; exceeds the minimum by 9.81 months over the required minimum.
DSCR ratio of 1.1 exceeds the minimum requirement of 0.0 by 101 points.
0xXXX housing payment for 46 months.	The lender provided signed final HUD.	XX-XX-XXXX: Remains. The lender provided a buyers HUD which was not executed by the borrower and the sellers HUD which included the sellers signature but not the borrowers signature.

XX/XX/XXXX: Remains. The lender provided the seller executed HUD. Still missing the executed buyer HUD.
XX/XX/XXXX: Finding resolved.
XX-XX-XXXX: Remains. The lender provided a buyers HUD which was not executed by the borrower and the sellers HUD which included the sellers signature but not the borrowers signature.

XX/XX/XXXX: Remains. The lender provided the seller executed HUD. Still missing the executed buyer HUD.
XX/XX/XXXX: Finding resolved.

437845750	XXXXXXX	Credit	Insurance	Resolved	Resolved	X5ZCJCCHWCC-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file.	XX% lTV is below the maximum XX% LTV by 5%.
772 representative credit score exceeds the minimum required credit score of 680 by 92 points.
$447X5.2X reserves exceed the minimum required of $0.00; exceeds the minimum by 9.81 months over the required minimum.
DSCR ratio of 1.1 exceeds the minimum requirement of 0.0 by 101 points.
												0xXXX housing payment for 46 months.	XX/XX/XXXX Received Property Insurance XXX which acceptable.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
437845754	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	IJLXXXK0ZIRU-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The fully executed final XXX is not in file.			XX/XX/XXXX: Resolved. Received final signed XXX.	XX/XX/XXXX: Resolved. Received final signed XXX.
437845754	XXXXXXX			Credit	Credit	Resolved	Resolved	IJLXXXK0ZIRU-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Page 68 - 144 Is an email chain regarding the Xaccounts. There was supposed to be X accounts paid off but only X are on the CD. The borrower wanted to transfer the balance from the X account to payoff the large Xaccount. Title asked the lender to reach out to the borrower on XX/XX/XXXX. There is no response from the lender in file.			XX/XX/XXXX: Received final XXX showing payoffs to XXX is not required.	XX/XX/XXXX: Received final XXX showing payoffs to XXX is not required.
437845759	XXXXXXX	Credit	Doc Issue	Resolved	Resolved	F0VSJRTKQJXXXE48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The final settlement statement is not found in the file documents.	4X.2X% LLTV is less than the maximum XX% LTV by 41.77%.
771 representative credit score is greater than the minimum required XXX score by 51 points.
$41,177.46 reserves exceed the minimum required of $0.00; exceeds the minimum by 1X.49 months over the required minimum.
												0xXXX mortgage history for 99 months.	The lender provided a final stamped settlement statement.	XX/XX/XXXX: FInding resolved.	XX/XX/XXXX: FInding resolved.
437845759	XXXXXXX	Credit	Insurance	Resolved	Resolved	F0VSJRTKQJXXX7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file.	4X.2X% LLTV is less than the maximum XX% LTV by 41.77%.
771 representative credit score is greater than the minimum required XXX score by 51 points.
$41,177.46 reserves exceed the minimum required of $0.00; exceeds the minimum by 1X.49 months over the required minimum.
												0xXXX mortgage history for 99 months.	The lender provided Best rating X	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
437845761	XXXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	VCJWXSHWYUT-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl 2)	The HUD located on page 188 reflects borrower received $XXX cash out at closing (used for reserves). Cash out refinance transaction requires 6 months reserves or $XXX (PITI payment $XXX) to be documented, for total verified reserves. The file is short evidence of reserves in the amount of $XXX ($XXX-$XXX).	7XXX Representative credit score exceeds the minimum required credit score of 680 by X2 Points.
DSCR ratio of XXX5 exceeds the minimum requirement of 0 by XXX5 points.
52.49% LTV is below the maximum XX% LTV by 22.51%
Borrower has owned subject investment property 6 years.
0xXXX mortgage history for 72 months.
437845761	XXXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	VCJWXSHWYUT-T92X2EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl 2)	The HUD located on page 188 reflects borrower received $XXX cash out at closing (used for reserves). Cash out refinance transaction requires 6 months reserves or $XXX (PITI payment $XXX) to be documented, for total verified reserves. The file is short evidence of reserves in the amount of $XXX ($XXX-$XXX).	7XXX Representative credit score exceeds the minimum required credit score of 680 by X2 Points.
DSCR ratio of XXX5 exceeds the minimum requirement of 0 by XXX5 points.
52.49% LTV is below the maximum XX% LTV by 22.51%
Borrower has owned subject investment property 6 years.
0xXXX mortgage history for 72 months.
437845763	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	WFHJKAAIWC4-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The fully executed final XXX is not in file.			XX/XX/XXXX: Resolved. Received final signed XXX	XX/XX/XXXX: Resolved. Received final signed XXX
437845764	XXXXXXX			Credit	Credit	Resolved	Resolved	KFKTJZ505N0-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the executed Occupancy Statement, the copy in file is cut off (page 265).		The lender provided full page of occupancy statement.	XX/XX/XXXX: Finding resolved	XX/XX/XXXX: Finding resolved
437845764	XXXXXXX			Credit	Credit	Resolved	Resolved	KFKTJZ505N0-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The file is missing the DRIVE report (or similar public record search).		The lender provided the fraud report.	XX-XX-XXXX: Finding resolved	XX-XX-XXXX: Finding resolved
437845883	XXXXXXX	Compliance	Compliance	Resolved	Resolved	AMRKD1LDI5F-OHRJB5B0	ComplianceEase TILA Test Failed	* ComplianceEase TILA Test Failed (Lvl R)	This loan failed the TILA finance charge test.The loan is understated by $XXX. The following fees were included in the calculation: Points - Loan Discount Fee paid by Borrower: $XXX, Mortgage Broker Fee: $XXX, Prepaid Interest: $XXX, Title- Closing/ Escrow Fee: $XXX, Title- E- Recording Fee: $XXX, Title- Overnight Fees: $XXX, Title- Sub Escrow: $XXX, Title- Tie In: $XXX, Title- Wire: $XXX, Underwriting: $XXX. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.	0XX/XX/XXXX Received the Loan Detail Report and Email response.	XX-XX-XXXX: Remains. This loan failed the TILA finance charge test.The loan is understated by $XXX. The following fees were included in the calculation: Points - Loan Discount Fee paid by Borrower: $XXX, Mortgage Broker Fee: $XXX, Prepaid Interest: $XXX, Title- Closing/ Escrow Fee: $XXX, Title- E- Recording Fee: $XXX, Title- Overnight Fees: $XXX, Title- Sub Escrow: $XXX, Title- Tie In: $XXX.00, Title- Wire: $XXX, Underwriting: $XXX. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.

XX-XX-XXXXCleared. Received the Loan Detail Report and Email response which confirm the notary fee and the email doc processing fee are included as a APR fee. This has been updated and added to testing, and sufficient to clear the finding.	XX-XX-XXXX: Remains. This loan failed the TILA finance charge test.The loan is understated by $XXX. The following fees were included in the calculation: Points - Loan Discount Fee paid by Borrower: $XXX, Mortgage Broker Fee: $XXX, Prepaid Interest: $XXX, Title- Closing/ Escrow Fee: $XXX, Title- E- Recording Fee: $XXX, Title- Overnight Fees: $XXX, Title- Sub Escrow: $XXX, Title- Tie In: $XXX.00, Title- Wire: $XXX, Underwriting: $XXX. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.

XX-XX-XXXXCleared. Received the Loan Detail Report and Email response which confirm the notary fee and the email doc processing fee are included as a APR fee. This has been updated and added to testing, and sufficient to clear the finding.
437845883	XXXXXXX			Credit	Credit	Resolved	Resolved	AMRKD1LDI5F-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Per the appraisal and LOX in file, there are solar panels. The agreement was not provided.			XX-XX-XXXX: Remains. Received UCC filing but not the agreement for the solar panels. XX/XX/XXXX: Resolved. Solar panel loan is on credit report and paid off with subject loan	XX-XX-XXXX: Remains. Received UCC filing but not the agreement for the solar panels. XX/XX/XXXX: Resolved. Solar panel loan is on credit report and paid off with subject loan
437845887	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	AFRZBI22AZC-BAXAUTXE	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Page X47 Lender's Supplemental Report shows the proposed loan amount is $XXX.			XX/XX/XXXX: Resolved. Tile supplement report pg X46 shows insured amount of $XXX	XX/XX/XXXX: Resolved. Tile supplement report pg X46 shows insured amount of $XXX
437845887	XXXXXXX			Credit	Credit	Resolved	Resolved	AFRZBI22AZC-BGXHGJCO	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	There is a lease and property tax bill for a property on XXXthat is being rented out by the borrower. The bill doesn't show the owner and it is not listed on the schedule of REO. The loan qualified with the DTI at XX% Based on the documentation in the file the DTI is XX%			XX/XX/XXXX: Resolved. Received Note and loan terms for XXXproperty.	XX/XX/XXXX: Resolved. Received Note and loan terms for XXXproperty.
437845890	XXXXXXX			Valuation	ValuationWaterfall	Resolved	Resolved	GJKXVSCHDDT-92YOUDXA	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation product to support the appraisal value within XX% tolerance		The lender rebutted: A desk review is not required as CU score in original file is X. Reviewer checked original file and there is no CU score.
437845903	XXXXXXX			Credit	Eligibility	Waived	Waived	5MZQK1H5VVW-GBBTF6MZ	Qual Credit Score does not meet elig. requirements	* Qualifying Credit Score does not meet eligibility requirement(s) (Lvl W)	Middle score is XXX, X points under the required min score of XXX.	DSCR ratio of 1.15 exceeds the minimum requirement of 0 by 1.15 points X9 mths Reserves exceeds the minimum 0 months required by X9 months	The lender rebutted: XXX - XX/XX/XXXX - This loan qualifies for XX% LTV, because of the low score XXX. Per the guidelines max LTV with a XXX is XX%. Waiver applied due to comp factors.	XX-XX-XXXX: Lender waiver applied EV XXX.	XX-XX-XXXX: Lender waiver applied EV XXX.
437845905	XXXXXXX			Compliance	Compliance	Resolved	Resolved	VTHZNWESOOK-FR16UVJK	QM Points and Fees	* QM Points and Fees (Lvl R)	This loan has points and fees that exceed the points and fees threshold. (XXX CFR 1026.4X(e)(X)). The loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds 8 percent of the total loan amount of $XXX. The following fees were included in the calculation: Mortgage Broker Fee $XXX, Underwriting Fee$XXX. If the loan had discount points but the PAR rate was not provided, add the following sentence at the end of the above: If Discount Points are bonafide and excludable, providing the PAR (undiscounted) rate may cure the violation. "
437845906	XXXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	2BUSBLLMZIL-VADECRAX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)	The maximum LTV for loans above $XXX with a XXX+ score is XX%. The score is above XXX (XXX) however the subject LTV is over the max at XX%.	Representative Credit score exceeds the minimum credit score by 17 points (7X7 score)
22 mths Reserves exceeds the minimum 6 months required by 16 months
DSCR ratio of X.24 exceeds the minimum requirement of 0 by .X.24 points
													The lender rebutted: XXX - XX/XX/XXXX - This ia a purchase loan qualifies for XX% LTV, for score XX%+. and our LTV is XX%. we're good. Per the guidelines, the max LTV for a loan amount of $XXX is XX%.	XX-XX-XXXX: Finding remains Final Grade EV XXX	XX-XX-XXXX: Finding remains Final Grade EV XXX
437845906	XXXXXXX	Credit	Eligibility	Active	2: Acceptable with Warnings	2BUSBLLMZIL-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)	The maximum LTV for loans above $XXX with a XXX+ score is XX%. The score is above XXX (XXX) however the subject LTV is over the max at XX%.	Representative Credit score exceeds the minimum credit score by 17 points (7X7 score)
22 mths Reserves exceeds the minimum 6 months required by 16 months
												DSCR ratio of X.24 exceeds the minimum requirement of 0 by X.24 points	The lender rebutted: XXX - XX/XX/XXXX - This ia a purchase loan qualifies for XX% LTV, for score XX%+. and our LTV is XX%. we're good. Per the guidelines, the max LTV for a loan amount of $XXX is XX%.	XX-XX-XXXX: Finding remains; Final Grade EV XXX	XX-XX-XXXX: Finding remains; Final Grade EV XXX
437845910	XXXXXXX			Valuation	ValuationWaterfall	Resolved	Resolved	RWZUVQ041IC-92YOUDXA	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation product to support the appraisal value within XX% tolerance		The lender provided desk review supporting original appraised value.	XX-XX-XXXX: Finding resolved	XX-XX-XXXX: Finding resolved
437845914	XXXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	NIOJNOMOG1Q-VADECRAX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)	Loan closed with an XX% LTV which exceeds the maximum allowed of XX% with a credit score of 704.	704 Representative credit score exceeds the minimum required credit score of 680 by 24 Points.
$61,585.94 reserves exceed the minimum required of $0 exceeds the minimum by XXX.X7 months over the required minimum.
DSCR ratio of 1.XXX exceeds the minimum requirement of XXX by .XXX points.
0xXXX mortgage history for X4 months.

437845914	XXXXXXX	Credit	Eligibility	Active	2: Acceptable with Warnings	NIOJNOMOG1Q-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)	Loan closed with an XX% LTV which exceeds the maximum allowed of XX% with a credit score of XXX.	704 Representative credit score exceeds the minimum required credit score of 680 by 24 Points.
$61,585.94 reserves exceed the minimum required of $0 exceeds the minimum by XXX.X7 months over the required minimum.
DSCR ratio of 1.XXX exceeds the minimum requirement of XXX by .XXX points.
0xXXX mortgage history for X4 months.

437845914	XXXXXXX	Credit	Eligibility	Active	2: Acceptable with Warnings	NIOJNOMOG1Q-49NXUVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl 2)	Loan closed with an XX% LTV which exceeds the maximum allowed of XX% with a credit score of XXX.	704 Representative credit score exceeds the minimum required credit score of 680 by 24 Points.
$61,585.94 reserves exceed the minimum required of $0 exceeds the minimum by XXX.X7 months over the required minimum.
DSCR ratio of 1.XXX exceeds the minimum requirement of XXX by .XXX points.
0xXXX mortgage history for X4 months.

437845915	XXXXXXX			Credit	Doc Issue	Resolved	Resolved	FKQVYRSW45Y-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	Loan application is missing		The lender provided final signed XXX.	X.XXX.XXXX: Finding resolved	X.XXX.XXXX: Finding resolved